Income Tax Benefits (Expense) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Tax Disclosure [Abstract]
Current	$ (6,426)	¥ (44,187)	¥ (37,856)	¥ (54,772)
Deferred	2,876	19,776	128,026	65,932
Income tax benefits (expenses)	$ (3,550)	¥ (24,411)	¥ 90,170	¥ 11,160